Note 13 - Stockholders' Equity - Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Non-vested restricted stock units (in shares)	89,676
Outstanding, Weighted Average Grant Due Fair Value (in dollars per share)	$ 5
Outstanding, Weighted Average Remaining Contractual Term		266 days
Forfeited (in shares)	(89,676)
Forfeited or expired, Weighted Average Grant Due Fair Value (in dollars per share)	$ 5
Non-Vested restricted stock units (in shares)		89,676
Outstanding, Weighted Average Grant Due Fair Value (in dollars per share)		$ 5